U.S. Securities And Exchange Commission
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.    Name and address of issuer: The Primary Trend Fund, Inc.,
                                  700 North Water Street:
                                  Milwaukee, WI 53202

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3.    Investment Company Act File Number: 811-4704

      Securities Act File Number:         33-6343

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4(a)Last day of fiscal year for which this notice is filed: June 30, 2008

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4(b). |_| Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year).
          (See Instructions A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due:

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4(c). |_| Check box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fee:

            (i)   Aggregate sales price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                           $0
                                                                              --

            (ii)  Aggregate price of securities
                  redeemed or repurchased during the
                  fiscal year:                            $ 2,043,011
                                                          -----------

            (iii) Aggregate price of securities
                  redeemed or repurchased during any
                  prior fiscal year ending no earlier
                  than October 11, 1995 that were not
                  previously used to reduce
                  registration fees payable to the
                  Commission:                             $25,272,938
                                                          -----------

            (iv)  Total available redemption credits
                  (add Items 5(ii) and 5(iii):                       $27,315,949
                                                                     -----------

            (v)   Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                                            $0
                                                                              --

            ---------------------------------------------------------
            (vi)  Redemption credits available for use    $27,315,949
                  in future years - if Item 5(i) is       -----------
                  less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:
            ---------------------------------------------------------

            (vii) Multiplier for determining
                  registration fee (See Instruction C.9):            X 0.0000393
                                                                       ---------

            (viii) Registration fee due [multiply
                   Item 5(v) by Item 5(vii)]
                   (enter "0" if no fee is due):                     =     $0.00
                                                                           -----

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 193,835.

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 649,672.

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7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                     +     $0.00
                                                                           -----

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8.    Total of the amount of the registration fee due plus any
      interest due [line5(viii) plus line 7]:
                                                                     =     $0.00
                                                                           -----

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                                   |_| Wire Transfer

                                   |_| Mail or other means

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                                   Signatures

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ Lilli Gust
                                ------------------------------------------------

                                Lilli Gust, President and Treasurer
                                ------------------------------------------------

      Date  September 8, 2008
           ----------------------------------------------------------
           * Please print the name and title of the signing officer below the signature.
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